UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Defensive Strategy Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 49.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,024,025	$10,742
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	261,623	2,438
SEI Institutional Managed Trust High Yield Bond Fund, Class A	257,084	1,967
SEI Institutional Managed Trust Real Return Fund, Class A	482,029	4,883
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	385,115	3,913

Total Fixed Income Funds (Cost $23,728) ($ Thousands)		23,943

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	984,483	9,756
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	229,666	2,439
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	263,398	2,442

Total Multi-Asset Funds (Cost $14,831) ($ Thousands)		14,637

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	134,884	1,470
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	93,630	1,464

Total Equity Funds (Cost $2,107) ($ Thousands)		2,934

MONEY MARKET FUND (A) — 14.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	7,261,441	7,261

Total Money Market Fund (Cost $7,261) ($ Thousands)		7,261

Total Investments — 100.0% (Cost $47,927) ($ Thousands)†		$48,775

Percentages are based on Net Assets of $48,798 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/31/13	Brown Brothers Harriman	EUR	730	USD	949	$1
7/31/13	Brown Brothers Harriman	JPY	46,285	USD	474	8

						$9

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

EUR — Euro

JPY — Yen

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$48,775	$—	$—	$48,775

Total Investments in Securities	$48,775	$—	$—	$48,775

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$9	$—	$9

Total Other Financial Instruments	$—	$9	$—	$9

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $48,080 ($ Thousands), and the unrealized appreciation and depreciation were $1,225 ($ Thousands) and $(530) ($ Thousands), respectively.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Defensive Strategy Allocation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.8%

EQUITY FUNDS — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Class A	140,241	$2,230
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	286,952	4,485

Total Equity Funds (Cost $4,391) ($ Thousands)		6,715

FIXED INCOME FUND — 40.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	587,092	4,491

Total Fixed Income Fund (Cost $4,229) ($ Thousands)		4,491

MONEY MARKET FUND (A) — 0.7%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	80,945	81

Total Money Market Fund (Cost $81) ($ Thousands)		81

Total Investments — 100.8% (Cost $8,701) ($ Thousands)†		$11,287

Percentages are based on Net Assets of $11,200 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $9,393 ($ Thousands), and the unrealized appreciation and depreciation were $2,050 ($ Thousands) and $(156) ($ Thousands), respectively.

As of June 30, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Conservative Strategy Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUNDS — 48.2%
SEI Daily Income Trust Short-Duration Government Fund, Class A	866,746	$9,092
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	1,252,730	11,675
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,367,773	10,381
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,196,686	9,155
SEI Institutional Managed Trust Real Return Fund, Class A	897,602	9,093
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,280,559	13,011

Total Fixed Income Funds (Cost $61,418) ($ Thousands)		62,407

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	1,964,190	19,465
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	855,341	9,084
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	1,121,102	10,392

Total Multi-Asset Funds (Cost $39,387) ($ Thousands)		38,941

EQUITY FUNDS — 17.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,076,444	11,733
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	664,197	10,382

Total Equity Funds (Cost $15,505) ($ Thousands)		22,115

MONEY MARKET FUND (A) — 5.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	6,478,482	6,478

Total Money Market Fund (Cost $6,478) ($ Thousands)		6,478

Total Investments — 100.3% (Cost $122,788) ($ Thousands)†		$129,941

Percentages are based on Net Assets of $129,541 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013 is as

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/31/13	Brown Brothers Harriman	EUR	2,012	USD	2,617	$2
7/31/13	Brown Brothers Harriman	JPY	127,616	USD	1,308	23

						$25

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

EUR — Euro

JPY — Yen

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$129,941	$—	$—	$129,941

Total Investments in Securities	$129,941	$—	$—	$129,941

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$25	$—	$25

Total Other Financial Instruments	$—	$25	$—	$25

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $123,511 ($ Thousands), and the unrealized appreciation and depreciation were $7,600 ($ Thousands) and $(1,170) ($ Thousands), respectively.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Conservative Strategy Allocation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 66.7%
SEI Institutional Managed Trust Real Estate Fund, Class A	546,945	$8,696
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,144,589	17,890

Total Equity Funds (Cost $17,875) ($ Thousands)		26,586

FIXED INCOME FUND — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,715,764	13,126

Total Fixed Income Fund (Cost $10,523) ($ Thousands)		13,126

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	94,072	94

Total Money Market Fund (Cost $94) ($ Thousands)		94

Total Investments — 99.9% (Cost $28,492) ($ Thousands)†		$39,806

Percentages are based on Net Assets of $39,862 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $28,637 ($ Thousands), and the unrealized appreciation and depreciation were $11,222 ($ Thousands) and $(53) ($ Thousands), respectively.

As of June 30, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Moderate Strategy Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUNDS — 40.8%
SEI Daily Income Trust Short-Duration Government Fund, Class A	2,127,852	$22,321
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,095,150	11,543
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,516,462	11,510
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,411,621	26,099
SEI Institutional Managed Trust Real Return Fund, Class A	1,706,016	17,282
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,839,508	28,849

Total Fixed Income Funds (Cost $115,281) ($ Thousands)		117,604

MULTI-ASSET FUNDS — 29.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,906,552	28,775
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	2,903,619	28,775
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	3,107,428	28,805

Total Multi-Asset Funds (Cost $89,078) ($ Thousands)		86,355

EQUITY FUNDS — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	3,978,150	43,362
SEI Institutional Managed Trust Large Cap Fund, Class A	875,945	11,475
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,841,002	28,775

Total Equity Funds (Cost $60,976) ($ Thousands)		83,612

MONEY MARKET FUND (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	1,105,533	1,106

Total Money Market Fund (Cost $1,106) ($ Thousands)		1,106

Total Investments — 100.1% (Cost $266,441) ($ Thousands)†		$288,677

Percentages are based on Net Assets of $288,299 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/31/13	Brown Brothers Harriman	EUR	8,873	USD	11,544	$10
7/31/13	Brown Brothers Harriman	JPY	562,847	USD	5,768	$100

						$110

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

EUR — Euro

JPY — Yen

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$288,677	$—	$—	$288,677

Total Investments in Securities	$288,677	$—	$—	$288,677

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$110	$—	$110

Total Other Financial Instruments	$—	$110	$—	$110

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $274,059 ($ Thousands), and the unrealized appreciation and depreciation were $19,547 ($ Thousands) and $(4,929) ($ Thousands), respectively.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Moderate Strategy Allocation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.6%

EQUITY FUNDS — 81.6%
SEI Institutional International Trust International Equity Fund, Class A	703,617	$6,171
SEI Institutional Managed Trust Real Estate Fund, Class A	385,004	6,121
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	777,843	12,267
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,013,265	31,467

Total Equity Funds (Cost $37,421) ($ Thousands)		56,026

FIXED INCOME FUND — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,599,500	12,236

Total Fixed Income Fund (Cost $11,767) ($ Thousands)		12,236

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	97,535	98

Total Money Market Fund (Cost $98) ($ Thousands)		98

Total Investments — 99.6% (Cost $49,286) ($ Thousands)†		$68,360

Percentages are based on Net Assets of $68,647 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $50,498 ($ Thousands), and the unrealized appreciation and depreciation were $17,889 ($ Thousands) and $(27) ($ Thousands), respectively.

As of June 30, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Aggressive Strategy Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 66.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,826,439	$18,191
SEI Institutional International Trust International Equity Fund, Class A	5,476,818	48,032
SEI Institutional Managed Trust Large Cap Fund, Class A	8,661,788	113,469
SEI Institutional Managed Trust Small Cap Fund, Class A	1,491,329	17,926

Total Equity Funds (Cost $158,944) ($ Thousands)		197,618

MULTI-ASSET FUND — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	6,050,802	59,903

Total Multi-Asset Fund (Cost $60,720) ($ Thousands)		59,903

FIXED INCOME FUNDS — 13.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,994,870	21,026
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,663,348	20,375

Total Fixed Income Funds (Cost $33,198) ($ Thousands)		41,401

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	790,068	790

Total Money Market Fund (Cost $790) ($ Thousands)		790

Total Investments — 100.1% (Cost $253,652) ($ Thousands)†		$299,712

Percentages are based on Net Assets of $299,352 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/31/13	Brown Brothers Harriman	EUR	11,282	USD	14,678	$13
7/31/13	Brown Brothers Harriman	JPY	715,620	USD	7,333	127

						$140

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

EUR — Euro

JPY — Yen

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$299,712	$—	$—	$299,712

Total Investments in Securities	$299,712	$—	$—	$299,712

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$140	$—	$140

Total Other Financial Instruments	$—	$140	$—	$140

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $255,465 ($ Thousands), and the unrealized appreciation and depreciation were $46,463 ($ Thousands) and $(2,216) ($ Thousands), respectively.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Tax-Managed Aggressive Strategy Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	92,651	$923
SEI Institutional International Trust International Equity Fund, Class A	833,485	7,309
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,612,486	25,429
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	408,270	6,361

Total Equity Funds (Cost $22,525) ($ Thousands)		40,022

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	173,479	1,829
SEI Institutional Managed Trust High Yield Bond Fund, Class A	465,362	3,560

Total Fixed Income Funds (Cost $4,371) ($ Thousands)		5,389

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	112,971	113

Total Money Market Fund (Cost $113) ($ Thousands)		113

Total Investments — 99.8% (Cost $27,009) ($ Thousands)†		$45,524

Percentages are based on Net Assets of $45,612 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at
http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $27,102 ($ Thousands), and the unrealized appreciation and depreciation were $18,479 ($ Thousands) and $(57) ($ Thousands) respectively.

As of June 30, 2013, all of the Fund’s investments are Level 1 in accordance with ASC-820.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Market Strategy Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 37.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	563,596	$5,940
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,300,509	9,949
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,118,865	21,528

Total Fixed Income Funds (Cost $36,303) ($ Thousands)		37,417

EQUITY FUNDS — 31.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	301,008	2,998
SEI Institutional International Trust International Equity Fund, Class A	902,605	7,916
SEI Institutional Managed Trust Large Cap Fund, Class A	1,352,366	17,716
SEI Institutional Managed Trust Small Cap Fund, Class A	245,777	2,954

Total Equity Funds (Cost $25,711) ($ Thousands)		31,584

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	1,994,397	19,744
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	1,066,115	9,883

Total Multi-Asset Funds (Cost $30,653) ($ Thousands)		29,627

MONEY MARKET FUND (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	349,598	350

Total Money Market Fund (Cost $350) ($ Thousands)		350

Total Investments — 100.2% (Cost $93,017) ($ Thousands)†		$98,978

Percentages are based on Net Assets of $98,749 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/31/13	Brown Brothers Harriman	EUR	3,043	USD	3,959	$4
7/31/13	Brown Brothers Harriman	JPY	193,011	USD	1,978	34

						$38

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

EUR	— Euro
JPY	— Yen
USD	— U.S. Dollar

The following is a list of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$98,978	$—	$—	$98,978

Total Investments in Securities	$98,978	$—	$—	$98,978

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$38	$—	$38

Total Other Financial Instruments	$—	$38	$—	$38

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $93,157 ($ Thousands), and the unrealized appreciation and depreciation were $7,436 ($ Thousands) and $(1,615) ($ Thousands), respectively.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

9	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Core Market Strategy Allocation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	40,401	$402
SEI Institutional International Trust International Equity Fund, Class A	363,455	3,187
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	703,160	11,089
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	178,035	2,774

Total Equity Funds (Cost $10,633) ($ Thousands)		17,452

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	75,648	798
SEI Institutional Managed Trust High Yield Bond Fund, Class A	202,918	1,552

Total Fixed Income Funds (Cost $1,951) ($ Thousands)		2,350

MONEY MARKET FUND (A) — 0.5%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	91,645	92

Total Money Market Fund (Cost $92) ($ Thousands)		92

Total Investments — 100.1% (Cost $12,676) ($ Thousands)†		$19,894

Percentages are based on Net Assets of $19,882 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $12,697 ($ Thousands), and the unrealized appreciation and depreciation were $7,224 ($ Thousands) and $(27) ($ Thousands), respectively.

As of June 30, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Market Growth Strategy Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 43.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,500,388	$14,944
SEI Institutional International Trust International Equity Fund, Class A	4,639,658	40,690
SEI Institutional Managed Trust Large Cap Fund, Class A	7,021,765	91,985
SEI Institutional Managed Trust Small Cap Fund, Class A	1,225,081	14,725

Total Equity Funds (Cost $129,241) ($ Thousands)		162,344

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	7,455,842	73,813
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	3,985,561	36,946

Total Multi-Asset Funds (Cost $114,334) ($ Thousands)		110,759

FIXED INCOME FUNDS — 25.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,458,101	25,908
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,403,492	26,037
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	4,279,327	43,478

Total Fixed Income Funds (Cost $87,870) ($ Thousands)		95,423

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	952,790	953

Total Money Market Fund (Cost $953) ($ Thousands)		953

Total Investments — 100.0% (Cost $332,398) ($ Thousands)†		$369,479

Percentages are based on Net Assets of $369,482 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/31/13	Brown Brothers Harriman	EUR	14,170	USD	18,435	$16
7/31/13	Brown Brothers Harriman	JPY	898,822	USD	9,210	160

						$176

For the period ended June 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

EUR — Euro

JPY — Yen

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2013, in valuing the Fund’s in vestments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$369,479	$—	$—	$369,479

Total Investments in Securities	$369,479	$—	$—	$369,479

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$176	$—	$176

Total Other Financial Instruments	$—	$176	$—	$176

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $335,384 ($ Thousands), and the unrealized appreciation and depreciation were $39,222 ($ Thousands) and $(5,127) ($ Thousands), respectively.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Schedule of Investments (Unaudited)

Market Growth Strategy Allocation Fund

June 30, 2013

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	209,806	$2,090
SEI Institutional International Trust International Equity Fund, Class A	1,887,441	16,553
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,651,549	57,585
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	924,546	14,404

Total Equity Funds (Cost $54,325) ($ Thousands)		90,632

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	392,845	4,140
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,053,683	8,061

Total Fixed Income Funds (Cost $10,418) ($ Thousands)		12,201

MONEY MARKET FUND (A) — 0.5%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	474,936	475

Total Money Market Fund (Cost $475) ($ Thousands)		475

Total Investments — 100.3% (Cost $65,218) ($ Thousands)†		$103,308

Percentages are based on Net Assets of $103,047 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at
http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of June 30, 2013.

†	At June 30, 2013, the tax basis cost of the Fund’s investments was $66,894 ($ Thousands), and the unrealized appreciation and depreciation were $36,681 ($ Thousands) and $(267) ($ Thousands), respectively.

As of June 30, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

As of June 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2013, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

12	SEI Asset Allocation Trust / Quarterly Report / June 30, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 28, 2013

By	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: August 28, 2013